UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.       Name and Address of issuer:

         AllianceBernstein Global Bond Fund, Inc.
         1345 Avenue of the Americas
         New York, New York 10105


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]


3.       Investment Company Act File Number:   811-06554

         Securities Act File Number:           33-45328


4(a).    Last day of fiscal year for which this Form is filed: September 30,
         2009

4(b).[_] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

4(c).[_] Check box if this is the last time the issuer will be filing this Form.

5.       Calculation of registration fee:


         (i)    Aggregate sale price of securities sold
                during the fiscal year pursuant to section 24(f):   $709,634,631
                                                                    ------------

         (ii)   Aggregate price of securities redeemed or
                repurchased during the fiscal year:                 $780,082,624
                                                                    ------------

         (iii)  Aggregate price of securities redeemed or
                repurchased during any prior fiscal year
                ending no earlier than October 11, 1995 that
                were not previously used to reduce registration
                fees payable to the Commission:                     $ 77,742,216
                                                                    ------------

         (iv)   Total available redemption credits [add
                Items 5(ii) and 5(iii)]:                            $857,824,840
                                                                    ------------

         (v)    Net sales - if Item 5(i) is greater than
                Item 5(iv) [subtract Item 5(iv) from 5(i)]:         $          0
                                                                    ------------

         (vi)   Redemption credits available for use in
                future years - if Item 5(i) is less than
                Item 5(iv) [subtract Item 5(iv) from Item
                5(i)]:                                              $148,190,209
                                                                    ------------

         (vii)  Multiplier for determining registration
                fee (See Instruction C.9):                          x 0.00007130
                                                                    ------------

        (viii)  Registration fee due [multiply Item 5(v)
                by Item 5(vii)] (enter "0" if no fee is
                due):                                               $          0
                                                                    ------------

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6.       Prepaid shares

         If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of
securities (number of shares or other units) deducted here:        N/A
                                                                   ---

         If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal
years, then state that number here:                                N/A
                                                                   ---

7.       Interest due - if this Form is being filed more than 90 days after
the end of the issuer's fiscal year (see Instruction D):           $ 0
                                                                   ---

8.       Total of the amount of the registration fee due plus any interest due
[line 5(viii) plus line 7]:                                        $ 0
                                                                   ---

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: N/A

            Method of Delivery:

            [ ] Wire transfer
            [_] Mail or other means

                                    Signature

            This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


By (Signature and Title)*                               /s/ Stephen Woetzel
                                                        -------------------
                                                            Stephen Woetzel
                                                            Controller

Date:   December 23, 2009


*Please print the name and title of the signing officer below the signature.



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